CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY - USD ($)	Members' Equity Attributed to Legacy Wentworth Management Services LLC	Redeemable Convertible Preferred Stock Series A Redeemable Convertible Preferred Stock	Common Stock Series B Convertible Preferred Stock	Additional Paid-in Capital	Accumulated Deficit	Preferred units Series B Convertible Preferred Stock	Series A Redeemable Convertible Preferred Stock	Total
Ending balance at Dec. 31, 2023	$ 5,103,000							$ 5,103,000
Distributions	(85,000)							(85,000)
Net income prior to transaction								730,000
Reverse merger and recapitalization of legacy Wentworth Management Services LLC	(5,748,000)			$ 23,693,000	$ (17,961,000)			(16,000)
Reverse merger and recapitalization of legacy Wentworth Management Services LLC (in shares)			16,566
Issuance of Class A redeemable convertible preferred stock		$ 14,400,000						14,400,000
Issuance of Class A redeemable convertible preferred stock (in shares)		1,500
Net loss					(2,311,000)			(2,311,000)
Preferred stock ending balance (in shares) at Mar. 31, 2024		1,500
Ending balance at Mar. 31, 2024		$ 14,400,000		23,693,000	(20,272,000)			17,821,000
Ending balance (in shares) at Mar. 31, 2024			16,566
Beginning balance at Dec. 31, 2023	$ 5,103,000							5,103,000
Net income prior to transaction								730,000
Net loss								(4,197,000)
Preferred stock, ending balance at Sep. 30, 2024		$ 14,764,000					$ 14,764,000
Preferred stock ending balance (in shares) at Sep. 30, 2024		1,537					1,536,400
Ending balance at Sep. 30, 2024				23,381,000	(22,158,000)	$ 1,500,000		17,487,000
Ending balance (in shares) at Sep. 30, 2024			16,603			150
Preferred stock, beginning balance (in shares) at Mar. 31, 2024		1,500
Beginning balance at Mar. 31, 2024		$ 14,400,000		23,693,000	(20,272,000)			17,821,000
Beginning balance (in shares) at Mar. 31, 2024			16,566
Issuance of Class A redeemable convertible preferred stock		$ 195,000						195,000
Issuance of Class A redeemable convertible preferred stock (in shares)		20
Issuance of common stock in connection with exercise of warrants				416,000				416,000
Issuance of common stock in connection with exercise of warrants (in shares)			37
Dividends - Class A redeemable convertible preferred stock				(390)				(390)
Net loss					(736,000)			(736,000)
Preferred stock, ending balance at Jun. 30, 2024		$ 14,595,000
Preferred stock ending balance (in shares) at Jun. 30, 2024		1,520
Ending balance at Jun. 30, 2024				23,719,000	(21,008,000)			17,306,000
Ending balance (in shares) at Jun. 30, 2024			16,603
Issuance of Class A redeemable convertible preferred stock		$ 169,000						169,000
Issuance of Class A redeemable convertible preferred stock (in shares)		17
Issuance of Class B convertible preferred stock						$ 1,500,000		1,500,000
Issuance of Class B convertible preferred stock (in shares)						150
Dividends - Class A redeemable convertible preferred stock				(338,000)				(338,000)
Net loss					(1,150,000)			(1,150,000)
Preferred stock, ending balance at Sep. 30, 2024		$ 14,764,000					$ 14,764,000
Preferred stock ending balance (in shares) at Sep. 30, 2024		1,537					1,536,400
Ending balance at Sep. 30, 2024				$ 23,381,000	$ (22,158,000)	$ 1,500,000		$ 17,487,000
Ending balance (in shares) at Sep. 30, 2024			16,603			150